Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 1,386,477,002
Dividends and interest	201,387,595
Total net investment income	1,587,864,597
Contributions:
Participants’ salary deferral and rollover	552,731,136
Net employer contributions	236,359,573
Total contributions	789,090,709
Interest income on participant notes receivable	7,914,284
Total increase to Net Assets Available for Benefits	2,384,869,590
Deductions from Net Assets Available for Benefits
Distributions to participants	587,970,590
Administrative expenses	2,977,509
Net increase in Net Assets Available for Benefits	1,793,921,491
Net Assets Available For Benefits
Beginning of year	8,932,468,101
End of year	$ 10,726,389,592